Janus Detroit Street Trust

Janus Henderson AAA CLO ETF	Janus Henderson International Core Alpha ETF
Janus Henderson AA-A CLO ETF	Janus Henderson Mid Cap Growth Alpha ETF
Janus Henderson Asset-Backed Securities ETF	Janus Henderson Mortgage-Backed Securities ETF
Janus Henderson B-BBB CLO ETF	Janus Henderson Securitized Income ETF
Janus Henderson Corporate Bond ETF	Janus Henderson Short Duration Income ETF
Janus Henderson Emerging Markets Debt Hard Currency ETF	Janus Henderson Small Cap Growth Alpha ETF
Janus Henderson Equity Linked High Income ETF	Janus Henderson Small/Mid Cap Growth Alpha ETF
Janus Henderson Equity Linked Moderate Income ETF	Janus Henderson Transformational Growth ETF
Janus Henderson Global Artificial Intelligence ETF	Janus Henderson U.S. Equity Enhanced Income ETF
Janus Henderson Income ETF

(each a "Fund" and collectively, the "Funds")

Supplement dated October 15, 2026

to Currently Effective Statements of Additional Information ("SAIs")

Effective immediately, all references to Gregory Trinks serving as Interested Trustee of the Janus Detroit Street Trust are deleted from each Fund's SAI.

Please retain this Supplement with your records.